SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Mar. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	30 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Decline method at 20%
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Not depreciated
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Decline method at 30%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Straight line over 5 years